Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 13,996	$ 17,488
Costs and expenses:
Cost of revenue	5,879	2,888
Research and development	47,842	43,242
General and administrative	81,569	44,742
Total costs and expenses	135,290	90,872
Loss from operations	(121,294)	(73,384)
Other income (expense):
Interest income	7,654	3,466
Interest expense	(14,651)	(6,273)
Gain (loss) on extinguishment of debt		(2,311)
Total other income (expense), net	(6,997)	(5,118)
Net loss and comprehensive loss	$ (128,291)	$ (78,502)
Net loss per common share, basic (in dollars per share)	$ (1.63)	$ (1.21)
Net loss per common share, diluted (in dollars per share)	$ (1.63)	$ (1.21)
Weighted average common shares outstanding, basic (in shares)	78,707,503	64,993,476
Weighted average common shares outstanding, diluted (in shares)	78,707,503	64,993,476